Other Income and Other Expenses - Summary of Other Expenses (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Foreign currency loss	₩ 1,516,528	₩ 2,957,048	₩ 1,161,628
Loss on disposal of property, plant and equipment	102,453	54,432	64,350
Impairment loss on property, plant and equipment	60,072	1,260,436	19,085
Loss on disposal of intangible assets	55	193
Impairment loss on intangible assets	54,833	136,372	29,488
Impairment loss on investments		7,736
Others	52,293	30,197	6,308
Other expenses	₩ 1,786,234	₩ 4,446,414	₩ 1,280,859